Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	98,759,805	24,915,740
Common stock, shares outstanding	98,759,805	24,915,740
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	19,035	0
Preferred stock, shares outstanding	19,035	0
Common Stock [Member]
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		200,000,000	200,000,000
Common stock, shares issued		24,915,740	22,495,955
Common stock, shares outstanding		24,915,740	22,495,955